SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 18,170	$ 15,920
Other
Disclosure of operating segments [line items]
Total assets	427
Business services | Operating segments
Disclosure of operating segments [line items]
Total assets	7,669	7,122
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Total assets	6,600	5,762
Industrials | Operating segments
Disclosure of operating segments [line items]
Total assets	$ 3,474	3,036
Industrials | Other
Disclosure of operating segments [line items]
Total assets		$ 0